Income Taxes (10K) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax (benefit) at the federal statutory rate	$ (1,364)	$ (2,668)
State income tax benefit	$ (233)	$ (458)
Credits
Prior year true up to return	$ 5,758	$ 1,416
Permanent items and other	81	1,391
Change in valuation allowance	$ (4,242)	$ 319
Income tax expense